Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended																															3 Months Ended					9 Months Ended				3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended
	May 21, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Apr. 26, 2007	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 FICO Score Greater Than 799 [Member]	Dec. 31, 2012 FICO Score Greater Than 799 [Member]	Dec. 31, 2011 FICO Score Greater Than 799 [Member]	Mar. 31, 2013 FICO Score, 700 to 799 [Member]	Dec. 31, 2012 FICO Score, 700 to 799 [Member]	Dec. 31, 2011 FICO Score, 700 to 799 [Member]	Mar. 31, 2013 FICO Score, 600 to 699 [Member]	Dec. 31, 2012 FICO Score, 600 to 699 [Member]	Dec. 31, 2011 FICO Score, 600 to 699 [Member]	Mar. 31, 2013 FICO Score Less Than 600 [Member]	Dec. 31, 2012 FICO Score Less Than 600 [Member]	Dec. 31, 2011 FICO Score Less Than 600 [Member]	Mar. 31, 2013 No FICO Score [Member]	Dec. 31, 2012 No FICO Score [Member]	Dec. 31, 2011 No FICO Score [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Acquired Mortgages [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Acquired Mortgages [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Acquired Mortgages [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Contributed Mortgages [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Contributed Mortgages [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Contributed Mortgages [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Originated Mortgages [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Originated Mortgages [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Originated Mortgages [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Purchased Mortgages [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Purchased Mortgages [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Purchased Mortgages [Member]	Mar. 31, 2013 Tempus Acquisition [Member]	Mar. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Jul. 03, 2011 Tempus Acquisition [Member]	Sep. 30, 2012 PMR Acquisition [Member]	Sep. 30, 2011 PMR Acquisition [Member]	Mar. 31, 2013 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]	Mar. 31, 2012 Tempus Acquisition [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member]	Mar. 31, 2012 Unrestricted Subsidiaries [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Mar. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Dec. 31, 2010 Restricted Subsidiaries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross				$ 0	$ 364,686,000									$ 31,341,000	$ 31,199,000	$ 24,215,000	$ 186,675,000	$ 181,456,000	$ 158,356,000	$ 130,332,000	$ 127,423,000	$ 124,206,000	$ 24,241,000	$ 24,686,000	$ 32,455,000	$ 20,622,000	$ 22,490,000	$ 25,454,000				$ 27,393,000	$ 30,721,000	$ 44,638,000	$ 1,034,000	$ 1,337,000	$ 3,226,000	$ 305,817,000	$ 290,264,000	$ 224,561,000	$ 58,967,000	$ 64,932,000	$ 92,261,000
Contractual Obligation, Due in Next Twelve Months				41,938,000
Contractual Obligation, Due in Second Year				43,947,000
Contractual Obligation, Due in Third Year				45,503,000
Contractual Obligation, Due in Fourth Year				44,971,000
Contractual Obligation, Due in Fifth Year				42,809,000
Contractual Obligation, Due after Fifth Year				168,086,000
Amortization of Financing Costs		1,500,000	1,200,000	5,000,000	5,000,000		2,500,000
Time Sharing Transactions, Deferred Profit Affect on Provision		500,000	100,000	600,000	500,000
Collateralized Financings		347,800,000		340,400,000	333,000,000
Financingreceivable,netofallowance		393,211,000		387,254,000	364,686,000
Allowance Adjustment For Doubtful Accounts				3,174,000	49,149,000																																																10,400,000					0	(10,380,000)	(10,379,000)
Deferred Finance Costs, Net		5,084,000		4,810,000	2,826,000
Defaulted Mortgage inventory Value		10,907,000	3,700,000	10,512,000	10,151,000
Time Sharing Transactions, Allowance for Uncollectible Accounts on Receivables Sold with Recourse		(84,907,000)		(83,784,000)	(94,478,000)																								(84,907,000)	(83,784,000)	(94,478,000)
Allowances for Mortgage and Contract Receivables		(84,907,000)	(82,137,000)	(83,784,000)	(94,478,000)	(55,151,000)
Time Sharing Transactions, Deferred Profit		(3,533,000)		(6,113,000)	(5,756,000)
Provision for Doubtful Accounts		6,672,000	4,115,000	25,457,000	16,562,000																																																							25,457,000	16,562,000	12,655,000
Provision for Uncollectible Vacation Interest Sales Revenue		6,672,000	4,115,000	25,457,000	16,562,000	12,655,000																																																				6,476,000	4,115,000	26,539,000	17,103,000
Allowance for Doubtful Accounts Receivable, Charge-offs																																																										(6,403,000)	(10,070,000)	(37,297,000)	(34,327,000)
Valuation Allowances and Reserves, Recoveries		1,073,000	3,980,000	7,250,000	7,401,000
Foreign Currency Transaction Gain (Loss), Unrealized																																																						(23,000)	14,000	19,000	1,000
Financing Receivable, Net		320,967,000		312,932,000	283,302,000
Financing Receivable, Net		0.00%		0.00%
Contract Receivable, Due after One Year, Highest Interest Rate		21.50%		21.50%
Mortgage Loans on Real Estate, Periodic Payment Terms										one	one	fifteen	fifteen
Debt, Weighted Average Interest Rate		15.70%		15.70%	15.90%
Initiation of cancellation or foreclosure proceedings											90		180
Financing Receivable, Credit Quality, Additional Information		2.80%		2.60%	3.90%
Amortization		1,200,000	700,000	3,300,000	2,800,000	3,400,000
Amortization of Receivable Discount (Premium)	40,000		0	200,000	300,000	400,000																																						0	900,000				200,000	1,100,000
Receivable with Imputed Interest, Discount		(311,000)		(300,000)	(489,000)				(3,300,000)
Receivable with Imputed Interest, Premium		516,000	6,700,000	564,000				6,362,000																																				400,000		500,000	6,400,000	800,000			100,000	100,000
Deferred Revenue, Additions		$ 300,000	$ 100,000